PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment
The following table represents property and equipment balances and accumulated depreciation as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Corporate assets (1)	$11,093	$9,625
Mining equipment	172,572	78,737
Mining infrastructure	113,710	86,156
Land	12,809	10,490
WIP / Construction in progress (2)	35,777	105,036
Property and equipment, gross	345,961	290,044
Less: Accumulated depreciation	(57,934)	(25,808)
Less: Impairment / Loss on disposal (3)	(50,989)	(50,888)
Property and equipment, net	$237,038	$213,348
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(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)As of December 31, 2024, WIP/Construction in Progress related to mining infrastructure under construction. As of December 31, 2023, WIP/Construction in Progress related to mining equipment of $85.0 million and mining infrastructure under construction of $20.0 million.
(3)Recognized in General and administrative expenses in the Company’s consolidated statements of operations.